SUPPLEMENTAL CASH FLOW INFORMATION - Schedule (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash Flow Statement [Abstract]
Interest paid	$ 199	$ 161	$ 492	$ 399
Income taxes paid	$ 55	$ 15	$ 252	$ 281